Summary of Significant Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013
Advertising
Advertising expenses	$ 506	$ 375	$ 290
Pension and Post-Employment Benefits
Amortization period of differences between the expected long-term return on plan assets and the actual return	5 years
Accounts Receivable
Allowance for accounts receivable	178	161
Inventories
Finished goods	547	429		613
Work-in-process	286	207		262
Materials	258	236		162
Inventories, net	$ 1,091	$ 872		$ 1,037